Share-Based Compensation - Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Details)	12 Months Ended
Dec. 31, 2023
Share-Based Compensation
Average risk-free rate of return	4.40%
Weighted average expected option life	7 years 10 months 6 days
Estimated volatility	47.50%
Average dividend yield	4.70%